PRODUCTION COSTS	12 Months Ended
Dec. 31, 2024
Production Cost [Abstract]
PRODUCTION COSTS [Text Block]

16 PRODUCTION COSTS

	Years ended December 31,
	2024	2023
Mining	8,533	-
Crushing and processing	5,803	-
Royalties	1,706	-
Community relations	5	-
Mine general and administrative	3,988	-
Refining and desorption	116	-
Change in inventories and fair value adjustment related to the FCGI Acquisition	2,966	-
	23,117	-

Mine general and administrative includes property tax and surety bond fees.